SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Sales at a single point in time	$ 1,633,731	$ 2,232,003	$ 2,829,507
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		2,232,003	2,829,507
Supply of Budgeted Prepared Meals [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		2,140,640	2,436,297
Operation of Food Stall [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time			349,083
Buffet Catering Services [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		78,921	40,515
Ancillary Delivery Services [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		$ 12,442	$ 3,612